Condensed Statements of Balance Sheets (Parenthetical) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2007
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	42,500,000	42,500,000	42,500,000
Common stock, shares issued	21,250,000	21,250,000	21,250,000	21,250,000
Treasury Stock Shares	212,500	212,500
Ryerson Holding Corporation [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		42,500,000	42,500,000
Common stock, shares issued		21,250,000	21,250,000
Treasury Stock Shares		212,500	0